Segmented Information - Non-insurance companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Revenue	$ 8,537.6	$ 6,682.8
Expenses	(8,196.9)	(6,470.5)
Interest and dividends	2,332.7	2,341.9
Share of profit (loss) of associates	816.1	956.3
Operating income (loss)	6,104.9	6,683.0
Non-insurance companies
Segmented Information
Revenue	8,537.6	6,682.8
Expenses	(8,196.9)	(6,470.5)
Interest and dividends	(22.3)	(9.1)
Share of profit (loss) of associates	749.2	898.6
Operating income (loss)	397.4	241.4
Operating segments | Non-insurance companies
Segmented Information
Revenue	8,537.6	6,682.8
Expenses	(8,196.9)	(6,470.5)
Pre-tax income (loss) before interest expense and other	340.7	212.3
Interest and dividends	(22.3)	(9.1)
Share of profit (loss) of associates	79.0	38.2
Operating income (loss)	397.4	241.4
Operating segments | Non-insurance companies | Restaurants and retail
Segmented Information
Revenue	2,486.0	1,953.9
Expenses	(2,266.5)	(1,797.9)
Pre-tax income (loss) before interest expense and other	219.5	156.0
Interest and dividends	8.9	10.0
Share of profit (loss) of associates		0.1
Operating income (loss)	228.4	166.1
Operating segments | Non-insurance companies | Fairfax India
Segmented Information
Revenue	403.5	319.2
Expenses	(365.4)	(281.9)
Pre-tax income (loss) before interest expense and other	38.1	37.3
Interest and dividends	(35.1)	(21.3)
Share of profit (loss) of associates	79.1	39.0
Operating income (loss)	82.1	55.0
Operating segments | Non-insurance companies | Thomas Cook India
Segmented Information
Revenue	1,031.8	973.4
Expenses	(988.3)	(929.3)
Pre-tax income (loss) before interest expense and other	43.5	44.1
Share of profit (loss) of associates	0.4	0.5
Operating income (loss)	43.9	44.6
Operating segments | Non-insurance companies | Other
Segmented Information
Revenue	4,616.3	3,436.3
Expenses	(4,576.7)	(3,461.4)
Pre-tax income (loss) before interest expense and other	39.6	(25.1)
Interest and dividends	3.9	2.2
Share of profit (loss) of associates	(0.5)	(1.4)
Operating income (loss)	43.0	$ (24.3)
Operating segments | Non-insurance companies | Other | Boat Rocker
Segmented Information
Impairment loss recognised in profit or loss, goodwill	$ 108.6